Reverse Recapitalization - Schedule of Common Stock Outstanding (Details)	12 Months Ended
Dec. 29, 2024 shares
Schedule of Common Stock Outstanding [Line Items]
Less: redemption of FACT Class A Ordinary Shares	(31,041,243)
Total shares from the Mergers and PIPE Financing	19,796,221
Legacy Complete Solaria shares	20,034,257
2022 Convertible Note Shares	5,460,075
Shares of Complete Solaria Common stock immediately after Mergers	45,290,553
Class A Ordinary Shares [Member]
Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Mergers	34,500,000
Class B Ordinary Shares [Member]
Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Mergers	8,625,000
Sponsor [Member]
Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	193,976
PIPE [Member]
Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	120,000
Shares issued	1,690,000
FPA [Member]
Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	150,000
Shares issued	5,558,488